PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 1,320.4	$ 1,274.9
Service costs	36.4	33.9
Interest costs	46.0	49.8
Plan participants' contributions	11.1	11.5
Actuarial (gain) loss arising from:
Financial assumptions	(75.7)	82.1
Demographic assumptions		(8.6)
Participant experience	(1.1)	4.5
Benefits and settlements paid	(55.1)	(72.7)
Plan transfer		(55.4)
Other	1.2	0.4
Benefit obligations at the end of the year	1,283.2	1,320.4
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	60.5	73.4
Service costs	2.1	1.9
Interest costs	2.8	2.9
Actuarial (gain) loss arising from:
Financial assumptions	20.5	5.4
Demographic assumptions	(12.3)
Participant experience	(0.5)	(21.2)
Benefits and settlements paid	(1.7)	(1.9)
Benefit obligations at the end of the year	$ 71.4	$ 60.5